Derivative liabilities - Additional information (Details)														6 Months Ended	12 Months Ended
	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 shares	Sep. 16, 2024 $ / shares shares	Feb. 29, 2024 CAD ($)	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Feb. 28, 2025 CAD ($) shares	Aug. 31, 2024 CAD ($)	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative liabilities
Number of warrants to purchase voting common shares issued | shares	23,537	1,950	1,896		103	277	368	367	283	353	412	38	113	400
Warrants term	5 years 6 months		5 years		5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)	$ 15		$ 112.5		$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875			$ 21.66	$ 162.43	$ 2,046.49	$ 1,417.5	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 15,593.04	$ 24,364.13
Loss resulted from repricing of warrant | $															$ 896,458
Agreed to reduce warrant issued | shares																			2,060	2,060
Derivative financial liabilities | $														$ 1,802,788	$ 30,564
Shares issue related costs | $				$ 0										$ 479,228
Warrant issued
Derivative liabilities
Number of warrants to purchase voting common shares issued | shares	235,320
Warrants term	5 years 6 months
Exercise price of warrants | (per share)	$ 15															$ 21.66